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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07868

Invesco Advantage Municipal Income Trust II

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)        (Zip code)

Colin Meadows    1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/13

Item 1. Schedule of Investments.

Invesco Advantage Municipal Income Trust II

Quarterly Schedule of Portfolio Holdings

November 30, 2013

invesco.com/us	VK-CE-AMINC2-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–171.69%(a)

Alabama–1.59%

Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (b)(c)	5.00%	06/01/39	$2,375	$2,384,833
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/30	1,800	1,884,528
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	1,900	1,531,894
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	4	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	2,200	2,355,628
				8,156,883

Alaska–0.71%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/41	3,465	3,630,904

Arizona–4.17%

Arizona (State of) Transportation Board; Series 2008 B, Highway RB (c)	5.00%	07/01/25	1,875	2,115,075
Series 2008 B, Highway RB (c)	5.00%	07/01/26	2,810	3,162,318
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005 B, Ref. Hospital RB	5.00%	12/01/37	1,935	1,909,690
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/35	500	500,535
Series 2010, RB	5.13%	05/15/40	1,250	1,245,488
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB (d)	5.00%	07/01/38	2,425	2,491,493
Navajo County Pollution Control Corp.; Series 2009 C, PCR (d)	5.50%	06/01/14	675	690,802
Series 2009 E, PCR (d)	5.75%	06/01/16	800	885,440
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/39	690	590,785
Series 2009, Education RB	7.13%	01/01/45	660	565,600
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	2,340	2,267,437
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (e)	6.55%	12/01/37	2,500	2,500,850
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (c)	5.00%	01/01/28	2,305	2,490,138
				21,415,651

Arkansas–0.37%

Arkansas (State of) (College Savings); Series 1996 A, Unlimited Tax CAB GO Bonds (f)(g)	0.00%	06/01/16	1,930	1,898,445

California–23.97%

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM) (b)(g)	0.00%	09/01/19	6,000	5,099,100
Series 1997 C, Sub. Lease CAB RB (INS-AGM) (b)(g)	0.00%	09/01/21	7,195	5,428,052
Series 1997 C, Sub. Lease RB (INS-AGM) (b)	6.00%	09/01/16	1,300	1,440,062
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS-SGI) (b)	5.25%	09/01/35	2,095	1,898,217
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (c)	5.00%	04/01/39	6,715	6,949,958
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/28	900	479,637
California (State of) Department of Water Resources (Central Valley); Series 2008 AE, Water System RB (c)	5.00%	12/01/24	850	970,717
Series 2008 AE, Water System RB (c)	5.00%	12/01/25	1,075	1,224,662
Series 2008 AE, Water System RB (c)	5.00%	12/01/26	1,075	1,222,436
Series 2008 AE, Water System RB (c)	5.00%	12/01/27	650	724,217
Series 2008 AE, Water System RB (c)	5.00%	12/01/28	1,075	1,195,798

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	$1,100	$1,198,813
California (State of) Housing Finance Agency; Series 2008 K, Home Mortgage RB (e)	5.30%	08/01/23	1,865	1,882,904
Series 2008 K, Home Mortgage RB (e)	5.45%	08/01/28	4,100	4,081,714
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (e)(h)	5.00%	07/01/27	1,050	996,303
Series 2012, Water Furnishing RB (e)(h)	5.00%	07/01/30	1,215	1,107,436
Series 2012, Water Furnishing RB (e)(h)	5.00%	07/01/37	2,685	2,318,014
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2005 C, Solid Waste Disposal RB (e)	5.13%	11/01/23	3,000	3,098,010
California (State of) Public Works Board (Department of Corrections—State Prisons); Series 1993 A, Ref. Lease RB (INS-AMBAC) (b)	5.00%	12/01/19	4,000	4,444,560
California (State of) Public Works Board (Department of Mental Health—Coalinga State Hospital); Series 2004 A, Lease RB (d)(f)	5.00%	06/01/14	3,750	3,841,275
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/28	1,145	1,179,533
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	1,450	1,695,645
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,300	1,449,292
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	2,100	2,490,978
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	2,220	2,387,654
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	2,060	2,097,822
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	2,805	2,975,796
Series 2013, Ref. Unlimited Tax GO Bonds	5.00%	10/01/24	1,950	2,163,622
Series 2013, Ref. Unlimited Tax GO Bonds	5.00%	10/01/25	2,000	2,202,580
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/30	2,000	2,174,880
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/37	1,350	1,390,541
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	420	395,963
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)	5.00%	06/01/36	4,065	4,376,094
Florin Resource Conservation District (Elk Grove Water Service); Series 2003 A, Capital Improvement COP (INS-NATL) (b)	5.00%	09/01/33	1,775	1,695,143
Foothill-Eastern Transportation Corridor Agency; Series 1999, Ref. Toll Road CAB RB (INS-NATL) (b)(g)	0.00%	01/15/18	5,000	3,941,750
Golden State Tobacco Securitization Corp.; Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	1,050	1,077,972
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB	5.00%	07/01/37	1,200	1,264,152
Subseries 2008 A-1, Power System RB (c)	5.25%	07/01/38	3,000	3,175,020
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (h)	5.50%	03/01/18	120	127,309
Oakland (Port of); Series 2012 P, Ref. Sr. Lien RB (e)	5.00%	05/01/28	2,730	2,832,457
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,225	1,256,066
Riverside County Asset Leasing Corp. (Riverside County Hospital); Series 1997, Leasehold RB (INS-NATL) (b)(g)	0.00%	06/01/21	9,000	6,516,360
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	1,600	1,622,336
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	08/01/36	8,490	8,976,732
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB (e)	5.00%	05/01/25	850	912,764
Series 2011 F, Ref. Second Series RB (e)	5.00%	05/01/26	1,700	1,810,109
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/36	3,690	3,892,175
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/33	4,000	4,257,000
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/32	525	526,523
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	2,350	2,544,909
				123,011,062

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–3.79%

Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (b)(c)	5.00%	09/01/36	$5,425	$5,453,590
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, Health Facilities RB	5.00%	06/01/35	2,020	1,911,789
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	1,005	810,985
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/34	1,200	1,238,232
Series 2010, Private Activity RB	6.50%	01/15/30	1,500	1,619,355
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/37	1,400	1,422,204
Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/36	1,594	1,534,384
University of Colorado; Series 2013 A, Enterprise RB (c)	5.00%	06/01/37	2,655	2,800,866
Series 2013 A, Enterprise RB (c)	5.00%	06/01/43	2,535	2,650,114
				19,441,519

District of Columbia–2.70%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	1,650	1,412,598
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.38%	10/01/34	2,650	2,842,708
Series 2009, Hospital RB	6.50%	10/01/29	800	872,936
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (INS-AGM) (b)	5.50%	10/01/41	5,500	5,978,170
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)(c)	5.00%	10/01/29	850	915,918
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)(c)	5.00%	10/01/34	1,725	1,809,629
				13,831,959

Florida–9.77%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/36	1,000	820,910
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/41	1,000	1,084,860
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	2,460	2,596,481
Series 2013 C, Airport System RB	5.25%	10/01/38	1,900	1,963,289
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,420	2,744,788
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/42	1,100	1,145,155
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (b)	5.95%	07/01/20	325	343,476
Florida (State of) Department of Transportation; Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/26	1,305	1,466,820
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/27	1,325	1,460,230
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/28	1,440	1,577,750
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/32	2,500	2,698,325
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (e)	5.13%	06/01/27	1,800	1,934,208
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC) (b)(c)(e)	5.38%	10/01/33	1,075	1,139,285
Series 2008 A, RB (INS-AGC) (b)(c)(e)	5.50%	10/01/38	2,425	2,574,477
JEA; Series 2012 Three B, Electric System RB	5.00%	10/01/39	3,300	3,368,409
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	1,000	1,008,330
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	705	754,625
Miami-Dade (County of); Series 2012 A, Ref. Aviation RB (e)	5.00%	10/01/30	2,270	2,290,839
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	870	893,716
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	1,375	1,387,623
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (b)	5.00%	10/01/35	1,450	1,486,351
Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/24	545	546,313
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.38%	07/01/20	925	925,315

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	$1,250	$1,250,838
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (b)(c)	5.50%	10/01/23	2,900	3,421,478
Series 2011, Ref. RB (c)	5.00%	10/01/31	2,805	2,913,525
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(d)	5.35%	05/01/18	3,500	4,012,365
Reunion East Community Development District; Series 2005, Special Assessment RB (i)	5.80%	05/01/36	490	340,795
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (h)	5.25%	10/01/27	500	515,150
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	970	807,389
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	900	678,816
				50,151,931

Georgia–4.17%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/20	345	418,554
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	630	764,316
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	220	253,706
Atlanta (City of); Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (b)(c)	5.00%	01/01/33	4,000	4,068,640
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,350	1,559,102
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,450	1,670,356
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,350	1,563,854
Georgia (State of) Municipal Electric Authority; Series 1993 B, Power RB (f)	5.70%	01/01/19	4,810	5,727,267
Private Colleges & Universities Authority (Emory University); Series 2009 B, RB (c)	5.00%	09/01/29	4,000	4,367,640
Richmond (County of) Development Authority (ASU Jaguar Student Housing LLC); Series 2004 A, Student Housing Facilities RB (d)(f)	5.25%	02/01/14	1,000	1,008,840
				21,402,275

Hawaii–1.15%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/43	2,500	2,549,325
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	2,250	2,285,235
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/36	1,000	1,066,650
				5,901,210

Idaho–0.85%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	850	951,303
Series 2008 A, RB	6.75%	11/01/37	1,100	1,186,746
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	815	811,577
Regents of the University of Idaho; Series 2011, Ref. General RB (d)	5.25%	04/01/21	1,230	1,410,859
				4,360,485

Illinois–24.20%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,450	1,369,946
Bolingbrook (Village of); Series 1999 C, Ref. Unlimted Tax CAB GO Bonds (INS-NATL) (b)(g)	0.00%	01/01/29	1,710	765,293
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	800	778,072
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (e)	5.50%	01/01/31	2,600	2,646,358
Chicago (City of) (O’Hare International Airport); Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/24	2,695	2,841,473
Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)	5.25%	01/01/24	4,505	4,749,847
Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/25	6,350	6,709,093
Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)	5.25%	01/01/25	10,650	11,252,258
Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/26	1,290	1,366,071
Series 2008 A, Third Lien General Airport RB (INS-AGM) (b)(c)	5.00%	01/01/33	4,400	4,412,716
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/38	1,900	1,915,941

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of) Board of Education; Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)(c)	5.00%	12/01/27	$4,425	$4,359,333
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/27	3,850	3,792,866
Series 2011 A, Unlimited Tax GO Bonds (c)	5.00%	12/01/41	1,350	1,218,564
Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds (d)(j)	0.88%	06/01/18	1,000	1,000,000
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (c)	5.25%	12/01/36	4,185	4,278,242
Chicago (City of); Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/25	2,700	2,751,516
Series 2011, COP	7.13%	05/01/21	1,120	1,215,536
Series 2011 A, Sales Tax RB (c)	5.25%	01/01/38	2,785	2,838,138
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/42	2,585	2,505,253
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	1,440	1,352,246
Cook (County of); Series 2012 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/29	1,600	1,596,480
Cook County School District No. 100 (Berwyn South); Series 2004 D, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)	5.50%	12/01/23	3,345	3,499,974
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/34	1,000	1,021,630
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007 A, Ref. RB	5.75%	05/15/26	1,200	1,211,376
Illinois (State of) Finance Authority (Community Rehab Providers Facilities Acquisition Program); Series 2000 A, RB (f)	7.38%	07/01/25	580	567,391
Illinois (State of) Finance Authority (Evangelical Hospitals); Series 1992 A, Ref. RB (f)	6.75%	04/15/17	1,220	1,360,544
Series 1992 C, RB (INS-AGM) (b)	6.75%	04/15/17	680	758,336
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,325	1,404,553
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	2,000	1,969,980
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (c)	5.38%	08/15/24	2,400	2,687,400
Series 2009 A, RB (c)	5.75%	08/15/30	1,700	1,876,817
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	1,900	1,868,555
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 1999 A, RB (INS-AGM) (b)	5.50%	05/15/24	2,000	2,152,960
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,400	1,489,586
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	999,270
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	2,140	2,503,928
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB	5.50%	08/01/37	3,000	3,099,780
Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS-AMBAC) (b)	5.00%	11/15/31	1,855	1,827,954
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/38	1,625	1,677,016
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)	5.50%	08/15/41	2,595	2,688,420
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/52	2,460	2,535,793
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB (e)	5.05%	08/01/29	1,335	1,355,225
Illinois (State of) Toll Highway Authority; Series 2013 A, RB	5.00%	01/01/38	3,125	3,111,844
Illinois (State of); Series 2013, Unlimited Tax GO Bonds	5.25%	07/01/29	1,660	1,671,105
Northern Illinois University (Hoffman Estates Education Center); Series 1993, COP (INS-AGM) (b)	5.40%	09/01/16	1,075	1,136,587
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	12/15/41	3,425	3,504,494
Peoria, Moline & Freeport (Cities of); Series 1995 A, Collateralized Single Family Mortgage RB (CEP-GNMA) (e)	7.60%	04/01/27	60	60,416
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	3,625	3,984,455
Regional Transportation Authority; Series 1994 A, RB (INS-AMBAC) (b)	8.00%	06/01/17	5,000	5,910,500
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (e)	7.00%	12/01/42	545	525,396
				124,176,527

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–3.96%

Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (c)	5.00%	11/15/36	$4,600	$4,617,480
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	2,550	2,718,351
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	1,775	1,909,296
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (e)	5.00%	07/01/40	2,285	2,081,772
Series 2013 A, Private Activity RB (e)	5.00%	07/01/35	500	477,730
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	610	581,672
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	1,000	925,430
Indiana (State of) Health Facility Financing Authority (Columbus Regional Hospital); Series 1993, Ref. RB (INS-AGM) (b)	7.00%	08/15/15	1,005	1,064,838
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/34	1,000	1,046,740
Southwest Parke Community School Building Corp.; Series 2004, First Mortgage RB (d)(f)	5.25%	07/15/14	2,850	2,941,371
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB	6.75%	01/01/34	1,500	1,516,215
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (h)	5.75%	09/01/42	500	466,130
				20,347,025

Iowa–0.52%

Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	1,500	1,271,820
Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/26	1,400	1,414,588
				2,686,408

Kansas–0.84%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (c)	5.75%	11/15/38	2,800	3,006,864
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/38	1,215	1,285,579
				4,292,443

Kentucky–2.72%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (b)	5.75%	12/01/28	1,700	1,755,709
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.38%	06/01/40	1,350	1,410,925
Series 2010 A, Hospital RB	6.50%	03/01/45	1,700	1,784,813
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/24	1,810	2,050,513
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/25	2,035	2,299,082
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	3,180	3,103,330
Series 2013 A, Health System RB	5.50%	10/01/33	1,000	1,013,950
Mount Sterling (City of) (Kentucky League of Cities Funding Trust Lease Program); Series 1993 B, RB	6.10%	03/01/18	500	555,385
				13,973,707

Louisiana–4.62%

Lafayette (City of); Series 2004, Utilities RB (d)(f)	5.25%	11/01/14	5,000	5,234,000
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1); Series 2013 A, Power Project RB	5.25%	06/01/33	2,000	2,086,660
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Southeastern Student Housing); Series 2004 A, RB (INS-NATL) (b)	5.25%	08/01/14	5,970	6,173,338
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,250	1,299,175
Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGC) (b)	6.75%	06/01/26	2,250	2,577,442
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	2,775	2,755,492

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/31	$655	$651,286
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/32	1,245	1,231,915
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/33	1,050	1,034,880
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	655	667,452
				23,711,640

Maryland–0.70%

Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/40	770	751,220
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	940	925,966
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,095	1,107,592
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	775	801,830
				3,586,608

Massachusetts–2.38%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	1,005	1,048,858
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2011 A-1, RB	6.25%	11/15/39	317	255,354
Series 2011 A-2, RB	5.50%	11/15/46	17	11,818
Series 2011 B, CAB RB (g)	0.00%	11/15/56	84	429
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/32	900	1,036,665
Massachusetts (State of) School Building Authority (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/41	1,575	1,597,775
Massachusetts (State of) School Building Authority; Series 2007 A, Dedicated Sales Tax RB (INS-AMBAC) (b)(c)	4.50%	08/15/35	6,590	6,607,464
Massachusetts (State of) Water Resources Authority; Series 2011 C, Ref. General RB (c)	5.00%	08/01/30	1,500	1,631,235
				12,189,598

Michigan–1.03%

Detroit (City of); Series 2001 C-1, Ref. Sr. Lien Sewage Disposal System RB (INS-AGM) (b)	7.00%	07/01/27	2,450	2,582,153
Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 A, RB (d)	5.25%	01/15/14	1,000	1,006,190
Series 2008 A, RB (d)	5.50%	01/15/15	500	528,015
Oakland University; Series 2012, General RB	5.00%	03/01/32	1,145	1,172,927
				5,289,285

Minnesota–2.31%

Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Allina Health System); Series 2009 B-1, VRD Health Care System RB (LOC-JPMorgan Chase Bank, N.A.) (k)(l)	0.06%	12/30/35	7,000	7,000,000
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.38%	11/15/23	2,050	2,399,525
Series 2008 A, Health Care System RB	6.63%	11/15/28	1,350	1,570,293
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	900	910,170
				11,879,988

Missouri–3.40%

Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,700	1,626,067
Cole (County of) Industrial Development Authority (Lutheran Senior Services-Heisinger); Series 2004, Senior Living Facilities RB	5.50%	02/01/35	625	623,013
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/27	800	872,968
Series 2011 A, Ref. RB	5.50%	09/01/28	1,670	1,796,302
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	530	557,051
Missouri (State of) Development Finance Board (Crackerneck Creek); Series 2005 C, Infrastructure Facilities Tax Allocation RB (d)(f)	5.00%	03/01/14	2,500	2,531,075

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/42	$1,100	$1,099,120
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/33	1,175	1,182,767
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point); Series 2006, Power Project RB (INS-NATL) (b)	5.00%	01/01/27	4,625	4,734,797
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	700	677,257
St. Louis (County of); Series 1993 H, Ctfs. of Receipt (e)(f)	5.40%	07/01/18	1,500	1,749,810
				17,450,227

Nebraska–0.80%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/42	3,250	3,118,570
Series 2012, Gas RB	5.25%	09/01/37	1,000	1,005,400
				4,123,970

Nevada–1.95%

Clark (County of) (Alexander Dawson School); Series 2003, Economic Development RB	5.38%	05/15/33	1,310	1,313,668
Clark (County of) (Southwest Gas Corp.); Series 2004 A, IDR (INS-AMBAC) (b)(e)	5.25%	07/01/34	7,000	7,006,510
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	1,750	1,696,030
				10,016,208

New Hampshire–0.41%

New Hampshire (State of) Business Finance Authority (Pennichuck Water Works, Inc.); Series 1997, Water Facility RB (INS-AMBAC) (b)(e)	6.30%	05/01/22	700	702,961
New Hampshire (State of) Health & Education Facilities Authority (Covenant Health Systems Obligated Group); Series 2004, Health Care System RB	5.50%	07/01/34	1,400	1,380,414
				2,083,375

New Jersey–3.96%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	1,800	1,887,048
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (e)	5.38%	01/01/43	1,000	986,190
New Jersey (State of) Economic Development Authority; Series 2004 A, Motor Vehicle RB (INS-BHAC) (b)(c)	5.25%	07/01/26	6,625	7,871,693
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB (f)	6.75%	07/01/19	2,500	2,997,500
New Jersey (State of) Housing & Mortgage Finance Agency; Series 2008 X, Single Family Housing RB (e)	5.10%	10/01/23	1,945	1,995,609
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/38	4,425	4,571,423
				20,309,463

New Mexico–1.07%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	2,275	2,336,698
Jicarilla Apache Nation; Series 2003 A, RB (h)	5.00%	09/01/18	1,500	1,484,895
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (c)	6.38%	08/01/32	1,500	1,694,715
				5,516,308

New York–9.09%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB 6.25% 07/15/40			1,480	1,558,174
Series 2009, PILOT RB	6.38%	07/15/43	620	655,104
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/29	2,000	2,175,140
Series 2013 A, RB	5.00%	11/15/38	1,425	1,449,695
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010 8, Special Obligation RB	6.00%	12/01/36	2,250	2,425,658

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	$3,000	$3,201,090
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/35	1,000	1,060,740
New York (City of); Subseries 2008 I-1, Unlimited Tax GO Bonds (c)	5.00%	02/01/26	5,440	6,065,491
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (c)	5.00%	03/15/30	2,505	2,689,844
New York (State of) Dormitory Authority; Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/37	7,900	8,310,326
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/26	2,000	2,258,940
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/27	2,250	2,483,640
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (c)	5.00%	04/01/29	4,140	4,477,410
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	2,000	2,009,300
New York State Urban Development Corp.; Series 1995, Ref. RB	5.70%	04/01/20	5,000	5,816,450
				46,637,002

North Carolina–0.15%

North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	795	745,058

North Dakota–0.20%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	1,002,170

Ohio–7.84%

American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	2,670	2,700,278
Dayton (City of) (James M. Cox Dayton); Series 2003 C, Ref. Airport RB (INS-Radian) (b)(e)	5.25%	12/01/27	1,000	1,000,500
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/36	2,685	2,718,348
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/32	2,750	2,781,020
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	875	942,462
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	04/01/24	3,600	3,886,380
Series 2006 A, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/24	3,325	3,588,905
Series 2006 B, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/24	3,350	3,615,923
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (b)(c)	5.00%	10/01/41	1,625	1,626,528
Montgomery (County of) (Miami Valley Hospital); Series 2009 A, RB (d)(f)	6.00%	11/15/14	1,740	1,836,553
Series 2009 A, RB (d)(f)	6.25%	11/15/14	1,100	1,163,679
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/48	1,000	768,970
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (b)(c)(e)	4.80%	09/01/36	5,000	4,838,250
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	2,800	3,060,680
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	1,720	1,786,117
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (d)(f)	6.75%	01/15/15	2,250	2,415,915
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 2008 F, Residential Mortgage RB (CEP-GNMA) (c)	5.50%	09/01/39	366	372,079
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (d)	5.88%	06/01/16	1,050	1,134,777
				40,237,364

Pennsylvania–0.97%

Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,100	1,141,415
Pennsylvania (State of) Turnpike Commission; Subseries 2010 B-2, Sub. Conv. CAB RB (m)	5.75%	12/01/28	2,500	2,401,975
Subseries 2010 B-2, Sub. Conv. CAB RB (m)	6.00%	12/01/34	1,550	1,460,286
				5,003,676

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–1.73%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, Sr. Lien RB	5.00%	07/01/33	$990	$692,515
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2010 AAA, RB	5.25%	07/01/31	2,300	1,670,306
Series 2010 CCC, RB	5.25%	07/01/27	1,075	787,448
Series 2010 ZZ, Ref. RB	5.25%	07/01/25	1,225	903,499
Puerto Rico Sales Tax Financing Corp.; First Subseries 2010 A, RB	5.50%	08/01/42	1,850	1,407,461
First Subseries 2010 C, RB	5.25%	08/01/41	4,675	3,433,507
				8,894,736

South Carolina–5.24%

Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB (d)(f)	5.25%	12/01/15	3,125	3,431,625
Series 2005, Installment Purchase RB (d)(f)	5.25%	12/01/15	9,375	10,294,875
Greenville (City of); Series 2002, Ref. & Improvement Tax Increment Allocation RB (INS-NATL) (b)	5.25%	04/01/21	170	170,629
South Carolina (State of) Educational Facilities Authority (Furman University); Series 2006 B, VRD RB (k)	0.06%	10/01/39	6,000	6,000,000
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (b)	5.50%	02/01/38	1,000	1,060,860
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	1,200	1,213,068
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2012, Ref. RB	6.00%	11/15/47	535	324,415
Series 2012, Ref. Sub. CAB RB (g)	0.00%	11/15/47	229	229
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,100	949,553
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (c)	5.00%	01/01/33	3,300	3,431,208
				26,876,462

Tennessee–3.36%

Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.00%	10/01/25	2,130	2,124,206
Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	2,595	2,403,619
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. First Mortgage Hospital CAB RB (INS-NATL) (b)(g)	0.00%	07/01/26	12,525	6,439,729
Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	2,975	3,018,851
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (INS-BHAC) (b)(c)	5.25%	09/01/27	3,100	3,265,974
				17,252,379

Texas–23.07%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (e)	4.85%	04/01/21	1,750	1,826,807
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/42	1,600	1,668,016
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/18	1,400	1,598,394
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/19	1,600	1,828,512
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	465	466,446
Dallas-Fort Worth (Cities of) International Airport; Series 2012 G, Ref. RB	5.00%	11/01/34	3,000	3,043,680
Series 2012 G, Ref. RB	5.00%	11/01/35	2,585	2,616,563
Series 2013 B, Joint Improvement RB	5.00%	11/01/38	1,525	1,528,202
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	08/15/37	5,850	5,979,987
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB (c)	5.00%	11/01/41	2,000	2,067,300
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB (c)	5.00%	08/15/25	4,350	5,025,903
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (d)(f)	7.25%	12/01/18	925	1,195,341

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	$1,100	$1,173,315
Houston (City of); Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (b)(c)	5.00%	11/15/36	9,425	9,762,415
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/33	3,150	3,356,262
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (d)(j)	0.80%	06/01/17	2,500	2,500,000
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	02/01/37	3,700	3,764,306
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	1,500	1,495,515
Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	1,750	1,747,410
Series 2012 A, Ref. RB	5.00%	05/15/33	1,735	1,774,610
Series 2012 A, Ref. RB	5.00%	05/15/39	2,270	2,269,955
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB	6.25%	02/15/37	1,450	1,481,117
Matagorda (County of) Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS-AMBAC) (b)(e)	5.13%	11/01/28	5,000	5,231,350
North Texas Tollway Authority; Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,088,140
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,138,130
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,250	1,399,900
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	3,200	3,385,664
Series 2011 A, Special Projects System RB (c)	5.50%	09/01/36	3,180	3,444,449
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/38	2,000	2,085,040
Stafford Economic Development Corp.; Series 2000, Sales Tax RB (INS-NATL) (b)	5.50%	09/01/30	3,960	4,162,514
Series 2000, Sales Tax RB (INS-NATL) (b)	6.00%	09/01/19	1,990	2,148,683
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	986,910
Series 2007, Retirement Facility RB	5.75%	11/15/37	585	549,584
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	7,000	6,683,250
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	500	486,085
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (b)	6.25%	07/01/28	3,600	4,000,968
Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds (c)	5.00%	04/01/28	6,450	6,980,448
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	4,250	4,199,425
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	1,000	1,149,420
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/28	1,650	1,617,792
Series 2012, Gas Supply RB	5.00%	12/15/30	1,000	968,790
Series 2012, Gas Supply RB	5.00%	12/15/31	4,875	4,689,701
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,675	1,815,130
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (e)	7.00%	12/31/38	1,150	1,236,492
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	800	746,000
				118,363,921

Utah–1.05%

Intermountain Power Agency; Series 1993 A, Ref. Power Supply CAB RB (f)(g)	0.00%	07/01/17	4,950	4,526,775
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	875	839,632
				5,366,407

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virgin Islands–0.41%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	$1,975	$2,082,085

Virginia–1.95%

Richmond (City of) Industrial Development Authority; Series 2001, Government Facilities RB (INS-AMBAC) (b)	5.00%	07/15/17	1,465	1,601,348
Route 460 Funding Corp.; Series 2012 A, Sr. Lien Toll Road RB	5.13%	07/01/49	665	615,497
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (f)	5.50%	06/01/26	1,060	1,118,448
Virginia (State of) Small Business Financing Authority (Carilion Clinic Obligated Group); Series 2008 A, VRD Hospital RB (k)	0.07%	07/01/42	3,000	3,000,000
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (e)	5.50%	01/01/42	1,525	1,503,452
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB	5.00%	07/01/34	1,000	924,870
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,147	1,227,818
				9,991,433

Washington–3.46%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (e)	5.50%	07/01/25	1,675	1,878,764
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	1,500	1,344,885
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/30	2,265	2,410,685
Washington (State of) (SR 520 Corridor Program—Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/33	2,700	2,880,792
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/41	645	674,967
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/41	2,550	2,507,033
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB(d)(f)	6.25%	05/15/21	1,125	1,444,511
Washington (State of) Housing Finance Commission (Local 82-J.A.T.C. Educational Development Trust); Series 2000, Non-profit VRD RB (LOC-U.S. Bank, N.A.) (k)(l)	0.04%	11/09/25	1,135	1,135,000
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (h)	6.00%	01/01/27	1,720	1,739,419
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/33	1,700	1,742,160
				17,758,216

West Virginia–1.39%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (e)	5.50%	10/15/37	2,500	2,439,800
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/20	1,100	1,125,333
Series 2008, RB	6.25%	10/01/23	1,270	1,285,164
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,160	1,203,697
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,065	1,097,323
				7,151,317

Wisconsin–2.84%

Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (e)	5.38%	11/01/21	500	529,425
Series 2007 B, Collateralized Utility RB (e)	5.75%	11/01/37	460	465,842
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (d)	5.13%	08/15/16	1,100	1,228,909
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/24	4,565	4,928,967
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB	5.00%	08/15/32	1,400	1,421,140
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,340	1,447,924
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (c)(e)	5.30%	09/01/23	3,100	3,237,206
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,125	1,306,136
				14,565,549

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wyoming–0.83%

Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (e)	5.60%	12/01/35	$2,790	$2,834,305
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,350	1,445,985
				4,280,290
TOTAL INVESTMENTS(n)–171.69% (Cost $853,747,647)				881,043,169

FLOATING RATE NOTE OBLIGATIONS–(28.28)%

Notes with interest rates ranging from 0.57% to 1.02% at 11/30/13, and contractual maturities of collateral ranging from 09/01/23 to 10/01/52 (See Note 1D)(o)				(145,145,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(45.02)%				(231,000,000)
OTHER ASSETS LESS LIABILITIES–1.61%				8,251,455
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$ 513,149,624

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
Conv.	—Convertible
COP	—Certificates of Participation
CR	—Custodial Receipts

Ctfs.	—Certificates
GNMA	—Government National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer
LOC	—Letter of Credit
MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.

PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
Radian	—Radian Asset Assurance, Inc.
RB	—Revenue Bonds
Ref.	—Refunding
Sec.	—Secured
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
TEMPS	—Tax-Exempt Mandatory Paydown Securities
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Security subject to the alternative minimum tax.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Zero coupon bond issued at a discount.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2013 was $8,754,656, which represented 1.71% of the Trust’s Net Assets.
(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at November 30, 2013 represented less than 1% of the Trust’s Net Assets.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.
(k)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.
(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(n)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	8.75%
Assured Guaranty Corp.	7.42

(o)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2013. At November 30, 2013, the Trust’s investments with a value of $250,306,873 are held by Dealer Trusts and serve as collateral for the $145,145,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash

Invesco Advantage Municipal Income Trust II

D. Floating Rate Note Obligations – (continued)

flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market

Invesco Advantage Municipal Income Trust II

NOTE 2 -- Additional Valuation Information – (continued)

participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2013, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2013 was $119,529,211 and $123,820,188, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$40,538,895
Aggregate unrealized (depreciation) of investment securities	(15,012,456)
Net unrealized appreciation of investment securities	$25,526,439
Cost of investments for tax purposes is $855,516,730.

Invesco Advantage Municipal Income Trust II

Item 2. Controls and Procedures.

(a)	As of November 19, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Invesco Advantage Municipal Income Trust II

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.